GENERAL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
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SCHEDULE OF COMPANIES SUBSIDIARIES

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2023	Percentage Owned December 31, 2022
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	-
Lionheart III Corp	USA	100%	**
SMX Circular Economy Platform PTE, Ltd.	Singapore	100%	*
SMX (Security Matters) Ireland Limited	Ireland	100%	*
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100	%***
Security Matters Canada Ltd.	Canada	100%	100	%***
Security Matters France Ltd.	France	100%	100	%***
SMX Beverages Pty Ltd.	Australia	100%	100	%***

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned June 30, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50	%***
True Gold Consortium Pty Ltd	Australia	44.4%	44.4	%***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Incorporated in 2023.
**	Merger occurred in March 2023.
***	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2022.

Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF COMPANIES SUBSIDIARIES